ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Motor vehicles [member] | Bottom of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortization period right-of-use assets	3 years
Motor vehicles [member] | Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortization period right-of-use assets	4 years
Bottom of range [member] | Lease facilities [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortization period right-of-use assets	2 years
Top of range [member] | Lease facilities [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortization period right-of-use assets	3 years